Operating Segments	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Operating Segments
Note 6 - Operating Segments

The Group operates in two reportable segments, as described below, which are the Group's strategic business units. The strategic business unit's allocation of resources and evaluation of performance are managed separately. The operating segments were determined based on internal management reports reviewed by the Group's chief operating decision maker (CODM). The CODM does not examine the balance of assets or liabilities for those segments and therefore, they are not presented.

—	Cellular segment - the segment includes the cellular communications services, cellular equipment and supplemental services.

—	Fixed-line segment - the segment includes landline telephony services, internet services, television services, transmission services, landline equipment and supplemental services.

The accounting policies of the reportable segments are the same as described in the annual financial statements in Note 3, regarding Significant Accounting Policies.

	Year ended December 31, 2018
	NIS millions
	Cellular	Fixed-line	Reconciliation for consolidation	Consolidated	Reconciliation of subtotal Adjusted segment EBITDA to loss for the year

External revenues	2,371	1,317	-	3,688
Inter-segment revenues	14	147	(161)	-

Adjusted segment EBITDA*	391	269			660

Depreciation and amortization					(584)
Tax benefit					6
Financing income					46
Financing expenses					(190)
Share based payments					(2)

Loss for the year					(64)

	Year ended December 31, 2017
	NIS millions
	Cellular	Fixed-line	Reconciliation for consolidation	Consolidated	Reconciliation of subtotal Adjusted segment EBITDA to loss for the year

External revenues	2,685	1,186	-	3,871
Inter-segment revenues	14	162	(176)	-

Adjusted segment EBITDA*	595	258			853

Depreciation and amortization					(555)
Taxes on income					(40)
Financing income					52
Financing expenses					(196)
Other income					1
Share based payments					(2)

Profit for the year					113

	Year ended December 31, 2016
	NIS millions
	Cellular	Fixed-line	Reconciliation for consolidation	Consolidated	Reconciliation of subtotal Adjusted segment EBITDA to loss for the year

External revenues	2,981	1,046	-	4,027
Inter-segment revenues	17	183	(200)	-

Adjusted segment EBITDA*	625	233			858

Depreciation and amortization					(534)
Taxes on income					(10)
Financing income					46
Financing expenses					(196)
Other expenses					(8)
Share based payments					(6)

Profit for the year					150

* Adjusted segment EBITDA as reviewed by the Group's CODM, represents earnings before interest (financing expenses, net), taxes, other income (expenses) (except for expenses in respect of voluntary retirement plans for employees, and gain (loss) due to sale of subsidiaries), depreciation and amortization and share based payments, as a measure of operating profit. Adjusted Segment EBITDA is not a financial measure under IFRS and may not be comparable to other similarly titled measures for other companies.